INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Fair value through OCI	$ (3,000,000)	$ (1,000,000)	$ 1,000,000
Net investment hedges	13,000,000	(8,000,000)	3,000,000
Cash flow hedges	(6,000,000)	10,000,000	(3,000,000)
Equity accounted investments	0	(1,000,000)	(7,000,000)
Revaluation of pension obligations	(2,000,000)	0	0
Total deferred tax expense (recovery) in other comprehensive income	2,000,000	0	$ (6,000,000)
Current tax relating to items credited (charged) directly to equity	$ 49,000,000	$ 0